Shareholders’ Equity (Details) - Schedule of ordinary shares - shares	Sep. 30, 2021	Dec. 31, 2020
Schedule of ordinary shares [Abstract]
Ordinary Shares of $0.01 per value each, Authorized	100,000,000	100,000,000
Ordinary Shares of $0.01 per value each, Issued and outstanding	59,298,846	59,000,153